Significant Accounting Policies (Details) - Schedule of liabilities measured at fair value - Fair value measurement using input Level 2 [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Significant Accounting Policies (Details) - Schedule of liabilities measured at fair value [Line Items]
Derivative instruments	$ 188
Total Assets	188
Derivative instruments		(707)
Current maturities of Series B Debentures	(19,796)	(19,796)
Series B Debentures, net of current maturities	(78,986)	(98,676)
Total liabilities	$ (98,782)	$ (119,179)